Employee Option Plans (Details) - Schedule of options outstanding separated into ranges of exercise price categories - Magic [Member]	12 Months Ended
Sep. 30, 2021 $ / shares shares
Employee Option Plans (Details) - Schedule of options outstanding separated into ranges of exercise price categories [Line Items]
Options outstanding | shares	66,250
Weighted average remaining contractual life (Years)	7 years 11 months 15 days
Weighted average exercise price | $ / shares	$ 0.45
Options exercisable | shares	26,250
Weighted average exercise price of exercisable options | $ / shares	$ 1.03
Ranges of Exercise price 0 [Member]
Employee Option Plans (Details) - Schedule of options outstanding separated into ranges of exercise price categories [Line Items]
Ranges of Exercise price | $ / shares	$ 0
Options outstanding | shares	60,000
Weighted average remaining contractual life (Years)	1 year 7 months 6 days
Options exercisable | shares	20,000
Ranges of Exercise price 4.32 [Member]
Employee Option Plans (Details) - Schedule of options outstanding separated into ranges of exercise price categories [Line Items]
Ranges of Exercise price | $ / shares	$ 4.32
Options outstanding | shares	6,250
Weighted average remaining contractual life (Years)	8 years 7 months 13 days
Weighted average exercise price | $ / shares	$ 4.32
Options exercisable | shares	6,250
Weighted average exercise price of exercisable options | $ / shares	$ 4.32